Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 108.0	$ 810.1
Depletion, depreciation and impairment	211.0	(111.5)
Provisions gain	0.0	(0.3)
Financing	22.1	15.8
Share-based compensation	8.0	4.7
Unrealized risk management gain	(5.6)	(8.6)
Deferred income tax expense (recovery)	35.6	(246.4)
Foreign exchange loss	0.0	0.7
Government decommissioning assistance	0.4	(15.7)
Decommissioning expenditures	(26.6)	(18.8)
Onerous office lease settlements	(9.0)	(9.2)
Other	0.0	1.2
Settlement of RSUs	(4.8)	0.0
Change in non-cash working capital	13.6	34.8
Cash flows from (used in) operating activities	352.7	456.8
Investing activities
Capital expenditures	(292.5)	(314.8)
Property acquisitions	(0.6)	(4.6)
Change in non-cash working capital	(0.5)	28.6
Cash flows from (used in) investing activities	(293.6)	(290.8)
Financing activities
Increase (decrease) in long-term debt	2.5	(216.5)
Issuance of senior unsecured notes, net of discount	0.0	125.0
Repayment of senior unsecured notes	(10.3)	0.0
Repayment of senior secured notes/PROP limited recourse loan	0.0	(71.6)
Financing fees paid	(0.8)	(6.5)
Lease liabilities settlements	(3.7)	(4.3)
Exercised compensation plans	0.3	1.4
Repurchase of common shares	(47.4)	0.0
Cash flows from (used in) financing activities	(59.4)	(172.5)
Change in cash and cash equivalents	(0.3)	(6.5)
Cash and cash equivalents, beginning of year	0.8	7.3
Cash and cash equivalents, end of year	$ 0.5	$ 0.8